UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
	Financials — 97.8%
	Diversified — 4.4%
1,717	Colonial Properties Trust	33,050
1,229	Liberty Property Trust	40,443

		73,493

	Health Care — 15.5%
3,800	HCP, Inc.	144,172
968	Health Care REIT, Inc.	50,767
1,207	Ventas, Inc.	65,565

		260,504

	Hotels — 6.3%
6,015	Host Hotels & Resorts, Inc.	105,929

	Industrial — 10.2%
2,654	AMB Property Corp.	95,472
4,769	ProLogis	76,209

		171,681

	Multifamily — 18.7%
2,877	Apartment Investment & Management Co., Class A	73,272
469	AvalonBay Communities, Inc.	56,365
2,304	Equity Residential	129,954
435	Essex Property Trust, Inc.	53,996

		313,587

	Office — 18.0%
1,706	BioMed Realty Trust, Inc.	32,456
855	Boston Properties, Inc.	81,068
1,336	CommonWealth REIT	34,705
1,632	Mack-Cali Realty Corp.	55,340
898	Piedmont Office Realty Trust, Inc., Class A	17,430
1,077	SL Green Realty Corp.	80,979

		301,978

	Regional Malls — 12.3%
2,655	General Growth Properties, Inc. (a)	41,104
877	Macerich Co. (The)	43,428
1,146	Simon Property Group, Inc.	122,851

		207,383

	Shopping Centers — 5.2%
371	Federal Realty Investment Trust	30,247
1,313	Regency Centers Corp.	57,078

		87,325

	Storage — 7.2%
1,676	Extra Space Storage, Inc.	34,708
773	Public Storage	85,740

		120,448

	Total Common Stocks (Cost $1,162,392)	1,642,328

Short-Term Investment — 3.7%
	Investment Company — 3.7%
62,466	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $62,466)	62,466

	Total Investments — 101.5% (Cost $1,224,858)	1,704,794
	Liabilities in Excess of Other Assets — (1.5)%	(25,143)

	NET ASSETS — 100.0%	$1,679,651

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$481,167
Aggregate gross unrealized depreciation	(1,231)

Net unrealized appreciation/depreciation	$479,936

Federal income tax cost of investments	$1,224,858

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,704,794	$—	$—	$1,704,794

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 27, 2011